ACCOUNTS RECEIVABLE - Financing Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Current financing receivables	$ 2,448	$ 2,341
Long-term financing receivables	1,198	1,189
Total financing receivables	$ 3,646	$ 3,530